Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of Actuarial Valuation of Plans	Actuarial Valuation of Plans

(CAD$ in millions)	2025		2024
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Defined benefit obligation
Balance at beginning of year	$1,360	$307	$1,929	$370
Current service cost	28	16	29	16
Benefits paid	(103)	(23)	(104)	(28)
Interest expense	63	14	61	15
Sale of steelmaking coal business	—	—	(599)	(52)
Obligation experience adjustments	1	(14)	34	(13)
Effect from change in financial assumptions	(23)	(7)	(5)	(1)
Effect from change in demographic assumptions	(4)	—	5	—
Changes in foreign exchange rates	(6)	(1)	10	—
Balance at end of year	1,316	292	1,360	307
Fair value of plan assets
Fair value at beginning of year	1,809	—	2,491	—
Interest income	82	—	80	—
Return on plan assets, excluding amounts included in interest income	37	—	56	—
Benefits paid	(103)	(23)	(104)	(28)
Sale of steelmaking coal business	—	—	(730)	—
Contributions by the employer	15	23	7	28
Changes in foreign exchange rates	(6)	—	9	—
Fair value at end of year	1,834	—	1,809	—
Funding surplus (deficit)	518	(292)	449	(307)
Less effect of the asset ceiling
Balance at beginning of year	195	—	191	—
Sale of steelmaking coal business	—	—	(45)	—
Interest on asset ceiling	9	—	7	—
Change in asset ceiling	57	—	42	—
Balance at end of year	261	—	195	—
Net accrued retirement benefit asset (liability)	$257	$(292)	$254	$(307)

Represented by:
Pension assets (Note 18)	$316	$—	$320	$—
Accrued retirement benefit liability	(59)	(292)	(66)	(307)
Net accrued retirement benefit asset (liability)	$257	$(292)	$254	$(307)

Schedule of Defined Benefit Plans
Weighted average assumptions used to calculate the defined benefit obligation at the end of each year are as follows:

	December 31, 2025		December 31, 2024
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Discount rate	4.78%	4.98%	4.60%	4.72%
Rate of increase in future compensation	3.25%	3.25%	3.25%	3.25%
Medical trend rate	—	5.00%	—	5.00%

Schedule of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions

2025
Effect on Defined Benefit Obligation
	1% Increase in Assumption	1% Decrease in Assumption
Discount rate	Decrease by 10%	Increase by 11%
Rate of increase in future compensation	Increase by 0%	Decrease by 0%
Medical cost claim trend rate	Increase by 1%	Decrease by 1%

2024
Effect on Defined Benefit Obligation
	1% Increase in Assumption	1% Decrease in Assumption
Discount rate	Decrease by 10%	Increase by 11%
Rate of increase in future compensation	Increase by 0%	Decrease by 0%
Medical cost claim trend rate	Increase by 1%	Decrease by 1%

	2025		2024
	Male	Female	Male	Female
Retiring at the end of the reporting period	85.4 years	87.8 years	85.4 years	87.8 years
Retiring 20 years after the end of the reporting period	86.4 years	88.7 years	86.4 years	88.7 years

Schedule of Defined Benefit Pension Plan Assets
The defined benefit pension plan assets at December 31, 2025 and 2024 are as follows:

(CAD$ in millions)	2025			2024
	Quoted	Unquoted	Total %	Quoted	Unquoted	Total %
Equity securities	$440	$—	24%	$559	$—	31%
Debt securities	$1,033	$—	56%	$847	$—	47%
Real estate and other	$55	$306	20%	$100	$303	22%